Related-Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LLC Entity
Related Party Transaction
Related Party Transaction, Employee Bonuses Paid by Parent				$ 105,000
Compensation payments to consultants			$ 97,000	78,000	$ 125,000
Relamorelin Company and/or Motus
Related Party Transaction
Net costs				1,570,000	2,149,000
Expenses paid by the Relamorelin Company to these related parties			0	966,000	1,357,000
Accounts Payable
Related Party Transaction
Outstanding payments due to consultants	$ 102,000		112,000	50,000
Consultant
Related Party Transaction
Expenses paid to consultants	$ 472,000	$ 229,000	$ 2,400,000	$ 619,000.000	$ 153,000